OTHER FINANCIAL DATA - RESTRICTED CASH (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Presentation Of Restricted Cash [Line Items]
Restricted cash	$ 24	$ 46
Restricted Cash and Cash Equivalents, Noncurrent	25	22
Restricted cash, current and noncurrent	49	68
Restricted Cash, Construction Financing [Member] | Sempra Mexico Segment [Member]
Presentation Of Restricted Cash [Line Items]
Restricted cash	12
Restricted Cash, Construction Financing [Member] | Sempra Renewables Segment [Member]
Presentation Of Restricted Cash [Line Items]
Restricted cash	6	35
San Diego Gas and Electric Company and Subsidiary [Member]
Presentation Of Restricted Cash [Line Items]
Restricted cash	6	10
Restricted Cash and Cash Equivalents, Noncurrent	25	22
San Diego Gas and Electric Company and Subsidiary [Member] | Restricted Cash, Operating Requirements [Member] | S D G E Segment [Member]
Presentation Of Restricted Cash [Line Items]
Restricted cash	6	10
Restricted Cash and Cash Equivalents, Noncurrent	25	22
Restricted cash, current and noncurrent	$ 31	$ 32